SCHEDULE OF REVENUE RECOGNIZATION UNDER GRANTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Revenue	$ 2,523,383	$ 3,531,199
M P A R [Member]
Product Information [Line Items]
Revenue	2,006,885	2,646,579
TAAP/OUD [Member]
Product Information [Line Items]
Revenue	$ 516,498	$ 884,620